Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 655,241	$ 95,001	¥ 1,790,784
Restricted cash	4,050	587	55,670
Short-term deposits	9,018,298	1,307,530	8,351,945
Short-term investments	3,117	452	816,331
Accounts receivable, net	75,898	11,004	88,034
Amounts due from related parties, net	59,702	8,656	148,560
Prepayments and other current assets, net	637,225	92,389	664,945
Total current assets	10,453,531	1,515,619	11,916,269
Non-current assets
Long-term deposits	1,072,548	155,505	0
Deferred tax assets	0	0	20,245
Investments	906,215	131,389	608,617
Property and equipment, net	200,893	29,127	79,611
Intangible assets, net	57,810	8,382	83,942
Right-of-use assets, net	345,136	50,040	395,371
Prepayments and other non-current assets	110,874	16,075	150,887
Total non-current assets	2,693,476	390,518	1,338,673
Total assets	13,147,007	1,906,137	13,254,942
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB1,057,062 and RMB992,531 as of December 31, 2021 and 2022, respectively)
Accounts payable	22,517	3,265	12,579
Advances from customers and deferred revenue	445,620	64,609	459,509
Income taxes payable	28,924	4,194	5,944
Accrued liabilities and other current liabilities	1,592,455	230,884	1,845,452
Amounts due to related parties	81,814	11,862	216,128
Lease liabilities due within one year	29,801	4,321	36,473
Total current liabilities	2,201,131	319,135	2,576,085
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB120,329 and RMB89,070 as of December 31, 2021 and 2022, respectively)
Lease liabilities	8,617	1,249	45,084
Deferred tax liabilities	20,533	2,977	4,597
Deferred revenue	73,354	10,635	118,975
Total non-current liabilities	102,504	14,861	168,656
Total liabilities	2,303,635	333,996	2,744,741
Commitments and contingencies (Note 25)
Shareholders' equity
Additional paid-in capital	11,922,820	1,728,646	11,764,059
Statutory reserves	122,429	17,751	122,429
Accumulated deficit	(1,786,800)	(259,062)	(1,300,144)
Accumulated other comprehensive (loss) income	584,765	84,783	(76,300)
Total shareholders' equity	10,843,372	1,572,141	10,510,201
Total liabilities and shareholders' equity	13,147,007	1,906,137	13,254,942
Class A ordinary shares (US$0.0001 par value; 750,000,000 and 750,000,000 shares authorized, 86,993,764 and 89,401,484 shares issued and outstanding as of December 31, 2021 and 2022, respectively)
Shareholders' equity
Ordinary shares	60	9	58
Class B ordinary shares (US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized, 151,076,517 and 150,386,517 shares issued and outstanding as of December 31, 2021 and 2022, respectively)
Shareholders' equity
Ordinary shares	¥ 98	$ 14	¥ 99